Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The accompanying consolidated financial statements include the accounts of Euroseas Ltd. and its subsidiaries. Inter-company balances and transactions are eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]
Other comprehensive income / (loss)

The Company has
no
other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no
statement of comprehensive income / (loss) has been presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost and net realizable value, which is the estimated selling prices less reasonably predictable costs of disposal and transportation. Inventories are valued using the FIFO (First-In First-Out) method.

Vessels [Policy Text Block]
Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including interest costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Assets Held For Sale [Policy Text Block]
Assets Held for Sale

The Company
may
dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one
year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no
longer depreciated once they meet the criteria of being held for sale.

Depreciation, Depletion, and Amortization [Policy Text Block]
Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of
25
years from the completion of their construction.

Insurance Premiums Revenue Recognition, Policy [Policy Text Block]
Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not
subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue Recognition, Policy [Policy Text Block]
Revenue and expense recognition

Revenues are generated from time charters and voyage charters. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or "dead" freight.

The Company’s time charter agreements are classified as operating leases pursuant to ASC
840
“Leases”, according which revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee and collection of the related revenue is reasonably assured.  Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance ASC
840
related to leases, adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port.

The Company adopted the provisions of the new standard on revenue from contracts with customers (ASC
606
) on
January 1, 2018,
using the modified retrospective transition method applied to those contracts which were not
completed as of that date. Voyage charter agreements are considered service contracts that fall under the provisions of ASC
606,
because the Company as the shipowner retains the control over the operation of the vessel such as directing the routes taken or the vessel speed. The Company accounts for a voyage charter when all the following criteria are met: (i) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (ii) the Company can identify each party’s rights regarding the services to be transferred, (iii) the Company can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (v) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company has determined that there is one
single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge. Prior to the adoption of ASC
606,
revenue from voyage contracts was recognized from the later of the discharge of the vessel’s previous cargo or the time it receives a contract that is not
cancelable, until the discharge of the current cargo. The majority of revenue from voyage charter agreements is usually collected in advance. During the years ended
December
31,
2016,
2017
and
2018,
there has been
no
voyage charter in
2016
and only
one
instance in each of
2017
and
2018
where a vessel was employed under a voyage charter and in both cases the voyage began and ended in the same period.

Demurrage income is included in Voyage charter revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned. Demurrage income for the years ended
December 31, 2016,
2017
and
2018
was
not
material.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under voyage charter agreements, voyage expenses relate to bunkers, port charges, canal tolls, and agency fees and are all paid by the Company. Costs incurred prior to loading which are directly related to the voyage may
be deferred if they meet certain conditions, and are amortized over the duration of the voyage from load port to discharge port. Costs incurred during the voyage are expensed as incurred. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may
be recovered from the charterer; such amounts recovered are recorded as other income within time charter revenue.

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Drydocking and Special Survey Expenses [Policy Text Block]	Dry-docking and special survey expenses Dry-docking and special survey expenses are expensed as incurred.
Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to
9
months). Accordingly, they are
not
liable for any pension or post-retirement benefits.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs. Deferred offering expenses are charged against paid-in capital when financing is completed or expensed to other general and administrative expenses when financing efforts are terminated.

Fair Value Measurement, Policy [Policy Text Block]
Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to Time charter revenues over the remaining term of the charter.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “Other general and administrative expenses” in the “Consolidated statements of operations.” The shares to employees and directors are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not
contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. In addition, non-vested awards granted to non-employees are recognized on a straight-line basis over the remaining period service is provided. The fair value of the awards granted to non-employees are measured at the fair value at each reporting period until the non-vested shares vest and performance is complete.

Equity Method Investments [Policy Text Block]
Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). The investment is also adjusted to reflect the Company’s share of changes in the investee’s capital.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of long-lived assets

The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may
not
be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

Equity and Cost Method Investments, Policy [Policy Text Block]
Other investments

Investments over which the Company believes it does
not
exercise any influence are carried at the book value and are adjusted to recognize accrued income and are adjusted for impairment whenever facts and circumstances determine that they are not
recoverable. The amount of the adjustment is included in the determination of net income / (loss) (Note
14
).

Derivatives, Policy [Policy Text Block]
Derivative financial instruments

Derivative instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not
met.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]
Preferred shares

Preferred shares are recorded at the initial consideration received less offering expenses and adjusted by including the redemption value of dividends paid in-kind. The Company recognizes changes in the redemption value of the preferred shares immediately as they occur and adjusts the carrying amount of the preferred shares to equal the redemption value at the end of each reporting period to that effect.

Earnings Per Share, Policy [Policy Text Block]
Earnings / (loss) per common share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to common shareholders, after the deduction of dividends paid to preferred shareholders, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not
include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of
December 31, 2017
and
2018,
are considered contingently returnable until the restrictions lapse and will not
be included in the basic net income per share calculation until the shares are vested.

Diluted earnings / (loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not
by the type of ship employment for its customers, i.e. voyage or time charters. The Company does not
use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not
identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one
operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2014
-
09,
"Revenue from Contracts with Customers", which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after
December 15, 2017
and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company adopted this ASU for its revenues from voyage charters for its reporting period commencing
January 1, 2018
and elected to use the modified retrospective transition method for the implementation of this standard. The implementation of this standard did not
have an impact on the Company’s financial statements, as the Company did not
have any voyage charters in progress as of
December 31, 2017
and
2018.
Voyage charter revenues represent less than
3%
of total revenues for each of the years in the
three
year period ended
December 31, 2018.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
“Leases (Topic
842
)”, which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC
842
requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC
842,
as amended, subject to certain transition relief options, requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, or allows entities to elect not
to recast the comparative periods presented when transitioning to ASC
842
and to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. . ASC
842
also provides a practical expedient to lessors by class of underlying asset, to not
separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. ASC
842
is effective for public entities with reporting periods beginning after
December 15, 2018,
including interim periods within those fiscal periods. Early adoption is permitted for all entities. The Company will adopt ASC
842
for its reporting period commencing
January 1, 2019
and has elected
not
to recast the comparative periods presented when transitioning to ASC
842.
The Company’s time charter agreements will be classified as operating leases pursuant to ASC
842,
because (i) the vessel is an identifiable asset, (ii) the Company does not
have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. The nature of the lease component and non-lease component that will be combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The Company has elected not
to separate the lease and non-lease components. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with Topic
842.
Since lessor accounting remains largely unchanged from current U.S. GAAP, the implementation of this standard will not
have a significant impact on the Company’s financial statements, however it will increase the disclosures relating to the Company’s leasing arrangements.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. In
November 2018,
FASB issued ASU
2018
-
19
“Codification Improvements to topic
326,
Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not
within the scope of ASC
326
-
20
and should instead be accounted for under the new leasing standard, ASC
842.
For public entities, the amendments in this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted. The adoption of this ASU is not
expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.

In
June 2018,
the FASB issued ASU
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
). ASU
2018
-
07
simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. For public entities, the amendments in ASU
2018
-
07
are effective for annual periods beginning after
15
December 2018,
and interim periods within those annual periods. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework – Changes to the disclosure requirements for fair value measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not
expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.